STATEMENT OF STOCKHOLDERS' EQUITY (Parenthetical) (USD $)							1 Months Ended																										4 Months Ended				1 Months Ended				12 Months Ended																																																																																		1 Months Ended																																								1 Months Ended
	Dec. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2010	May 31, 2005	Dec. 31, 2004	Jul. 31, 2009 Common Stock Issued For Future Services Transaction One [Member]	Aug. 31, 2008 Common Stock Issued For Future Services Transaction One [Member]	Mar. 31, 2008 Common Stock Issued For Future Services Transaction One [Member]	Mar. 31, 2007 Common Stock Issued For Future Services Transaction One [Member]	Feb. 28, 2007 Common Stock Issued For Future Services Transaction One [Member]	Nov. 30, 2006 Common Stock Issued For Future Services Transaction One [Member]	Jun. 30, 2006 Common Stock Issued For Future Services Transaction One [Member]	May 31, 2006 Common Stock Issued For Future Services Transaction One [Member]	Feb. 28, 2006 Common Stock Issued For Future Services Transaction One [Member]	Aug. 31, 2005 Common Stock Issued For Future Services Transaction One [Member]	Aug. 31, 2004 Common Stock Issued For Future Services Transaction One [Member]	Jul. 31, 2004 Common Stock Issued For Future Services Transaction One [Member]	Aug. 31, 2005 Common Stock Issued For Future Services Transaction Two [Member]	Jun. 30, 2009 Common Stock Issued For Services And Settlement For Accounts Payable [Member]	Jan. 31, 2009 Common Stock Issued For Services And Settlement For Accounts Payable [Member]	Apr. 30, 2007 Common Stock Issued For Services And Settlement For Accounts Payable [Member]	Sep. 30, 2011 Common Stock Issued For Services Transaction One [Member]	Jun. 30, 2011 Common Stock Issued For Services Transaction One [Member]	Mar. 31, 2011 Common Stock Issued For Services Transaction One [Member]	Dec. 31, 2010 Common Stock Issued For Services Transaction One [Member]	Nov. 30, 2010 Common Stock Issued For Services Transaction One [Member]	Aug. 31, 2010 Common Stock Issued For Services Transaction One [Member]	Jun. 30, 2009 Common Stock Issued For Services Transaction One [Member]	Jan. 31, 2009 Common Stock Issued For Services Transaction One [Member]	Nov. 30, 2007 Common Stock Issued For Services Transaction One [Member]	Oct. 31, 2007 Common Stock Issued For Services Transaction One [Member]	Jan. 31, 2012 Common Stock Issued For Services Transaction One [Member] Minimum [Member]	Aug. 31, 2011 Common Stock Issued For Services Transaction One [Member] Minimum [Member]	Jan. 31, 2012 Common Stock Issued For Services Transaction One [Member] Maximum [Member]	Aug. 31, 2011 Common Stock Issued For Services Transaction One [Member] Maximum [Member]	Oct. 31, 2007 Common Stock Issued For Services Transaction Two [Member]	Dec. 31, 2010 Common Stock Issued In Private Placement Transaction One [Member]	Jun. 30, 2009 Common Stock Issued In Private Placement Transaction One [Member]	Apr. 30, 2005 Common Stock Issued In Private Placement Transaction One [Member]	Dec. 31, 2011 Common Stock Issued In Private Placement Transaction One [Member]	Dec. 31, 2010 Common Stock Issued In Private Placement Transaction One [Member]	Dec. 31, 2008 Common Stock Issued In Private Placement Transaction One [Member]	Dec. 31, 2007 Common Stock Issued In Private Placement Transaction One [Member]	Dec. 31, 2006 Common Stock Issued In Private Placement Transaction One [Member]	Dec. 31, 2007 Common Stock Issued In Private Placement Transaction Two [Member]	Dec. 31, 2007 Common Stock Subscription Rescinded During Period [Member]	Dec. 31, 2013 Common Stock Issued For Commitment Shares [Member]	Dec. 31, 2011 Common Stock Issued For Commitment Shares [Member]	Dec. 31, 2013 Common Stock Issued For Additional Commitment Shares Transaction One [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction One [Member]	Dec. 31, 2011 Common Stock Issued For Additional Commitment Shares Transaction One [Member]	Dec. 31, 2013 Common Stock Issued For Additional Commitment Shares Transaction Two [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Two [Member]	Dec. 31, 2013 Common Stock Issued For Additional Commitment Shares Transaction Three [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Three [Member]	Dec. 31, 2013 Common Stock Issued For Additional Commitment Shares Transaction Four [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Four [Member]	Dec. 31, 2013 Common Stock Issued For Additional Commitment Shares Transaction Five [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Five [Member]	Dec. 31, 2013 Common Stock Issued For Additional Commitment Shares Transaction Six [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Six [Member]	Dec. 31, 2013 Common Stock Issued For Additional Commitment Shares Transaction Seven [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Seven [Member]	Dec. 31, 2013 Common Stock Issued For Additional Commitment Shares Transaction Eight [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Eight [Member]	Dec. 31, 2013 Common Stock Issued For Additional Commitment Shares Transaction Nine [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Nine [Member]	Dec. 31, 2013 Common Stock Issued For Additional Commitment Shares Transaction Ten [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Ten [Member]	Dec. 31, 2013 Common Stock Issued For Additional Commitment Shares Transaction Eleven [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Eleven [Member]	Dec. 31, 2013 Common Stock Issued For Additional Commitment Shares Transaction Twelve [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Twelve [Member]	Dec. 31, 2013 Common Stock Issued For Additional Commitment Shares Transaction Thirteen [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Thirteen [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Fourteen [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Fifteen [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Sixteen [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Seventeen [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Eighteen [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Nineteen [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Twenty [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Twenty-One [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Twenty-Two [Member]	Dec. 31, 2013 Common Stock Issued To Institutional Investor Transaction One [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction One [Member]	Dec. 31, 2011 Common Stock Issued To Institutional Investor Transaction One [Member]	Dec. 31, 2013 Common Stock Issued To Institutional Investor Transaction Two [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction Two [Member]	Dec. 31, 2013 Common Stock Issued To Institutional Investor Transaction Three [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction Three [Member]	Dec. 31, 2013 Common Stock Issued To Institutional Investor Transaction Four [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction Four [Member]	Dec. 31, 2013 Common Stock Issued To Institutional Investor Transaction Five [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction Five [Member]	Dec. 31, 2013 Common Stock Issued To Institutional Investor Transaction Six [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction Six [Member]	Dec. 31, 2013 Common Stock Issued To Institutional Investor Transaction Seven [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction Seven [Member]	Dec. 31, 2013 Common Stock Issued To Institutional Investor Transaction Eight [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction Eight [Member]	Dec. 31, 2013 Common Stock Issued To Institutional Investor Transaction Nine [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction Nine [Member]	Dec. 31, 2013 Common Stock Issued To Institutional Investor Transaction Ten [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction Ten [Member]	Dec. 31, 2013 Common Stock Issued To Institutional Investor Transaction Eleven [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction Eleven [Member]	Dec. 31, 2013 Common Stock Issued To Institutional Investor Transaction Twelve [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction Twelve [Member]	Dec. 31, 2013 Common Stock Issued To Institutional Investor Transaction Thirteen [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction Thirteen [Member]	Dec. 31, 2013 Common Stock Issued To Institutional Investor Transaction Fourteen [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction Fourteen [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction Fifteen [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction Sixteen [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction Seventeen [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction Eighteen [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction Nineteen [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction Twenty [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction Twenty-One [Member]	Dec. 31, 2013 Reversal Of Common Stock Issuance [Member]	Jul. 31, 2013 Warrants Issued For Services Transaction One [Member]	Dec. 31, 2012 Warrants Issued For Services Transaction One [Member]	May 31, 2012 Warrants Issued For Services Transaction One [Member]	Mar. 31, 2012 Warrants Issued For Services Transaction One [Member]	Dec. 31, 2011 Warrants Issued For Services Transaction One [Member]	Apr. 30, 2011 Warrants Issued For Services Transaction One [Member]	Jan. 31, 2011 Warrants Issued For Services Transaction One [Member]	Mar. 31, 2010 Warrants Issued For Services Transaction One [Member]	Jan. 31, 2010 Warrants Issued For Services Transaction One [Member]	Jun. 30, 2009 Warrants Issued For Services Transaction One [Member]	May 31, 2008 Warrants Issued For Services Transaction One [Member]	Dec. 31, 2007 Warrants Issued For Services Transaction One [Member]	Oct. 31, 2007 Warrants Issued For Services Transaction One [Member]	May 31, 2007 Warrants Issued For Services Transaction One [Member]	Apr. 30, 2007 Warrants Issued For Services Transaction One [Member]	Mar. 31, 2007 Warrants Issued For Services Transaction One [Member]	Oct. 31, 2005 Warrants Issued For Services Transaction One [Member]	Sep. 30, 2005 Warrants Issued For Services Transaction One [Member]	May 31, 2005 Warrants Issued For Services Transaction One [Member]	Oct. 31, 2007 Warrants Issued For Services Transaction Two [Member]	Apr. 30, 2007 Warrants Issued For Services Transaction Two [Member]	Mar. 31, 2008 Warrants Issued For Future Services [Member]	Apr. 30, 2007 Warrants Issued For Future Services [Member]	Jun. 30, 2006 Warrants Issued For Future Services [Member]	Dec. 31, 2005 Warrants Issued For Future Services [Member]	Jun. 30, 2013 Exercise Of Warrants Transaction One [Member]	Dec. 31, 2012 Exercise Of Warrants Transaction One [Member]	Dec. 31, 2010 Exercise Of Warrants Transaction One [Member]	Dec. 31, 2009 Exercise Of Warrants Transaction One [Member]	Dec. 31, 2008 Exercise Of Warrants Transaction One [Member]	Dec. 31, 2005 Exercise Of Warrants Transaction One [Member]	Jun. 30, 2013 Exercise Of Warrants Transaction Two [Member]	Dec. 31, 2012 Exercise Of Warrants Transaction Two [Member]	Dec. 31, 2010 Exercise Of Warrants Transaction Two [Member]	Dec. 31, 2009 Exercise Of Warrants Transaction Two [Member]	Dec. 31, 2008 Exercise Of Warrants Transaction Two [Member]	Dec. 31, 2012 Exercise Of Warrants Transaction Three [Member]	Dec. 31, 2010 Exercise Of Warrants Transaction Three [Member]	Dec. 31, 2009 Exercise Of Warrants Transaction Three [Member]	Dec. 31, 2010 Exercise Of Warrants Transaction Four [Member]	Jan. 31, 2009 Rights To Purchase Shares Issued [Member]	Jan. 31, 2009 Exercise Of Purchase Right Agreement [Member]	Aug. 31, 2013 Options Issued For Services Transaction One [Member]	May 31, 2013 Options Issued For Services Transaction One [Member]	Mar. 31, 2013 Options Issued For Services Transaction One [Member]	Nov. 30, 2012 Options Issued For Services Transaction One [Member]	Aug. 31, 2012 Options Issued For Services Transaction One [Member]	Jun. 30, 2012 Options Issued For Services Transaction One [Member]	May 31, 2012 Options Issued For Services Transaction One [Member]	Mar. 31, 2012 Options Issued For Services Transaction One [Member]	Dec. 31, 2011 Options Issued For Services Transaction One [Member]	Nov. 30, 2011 Options Issued For Services Transaction One [Member]	Aug. 31, 2011 Options Issued For Services Transaction One [Member]	May 31, 2011 Options Issued For Services Transaction One [Member]	Dec. 31, 2010 Options Issued For Services Transaction One [Member]	Aug. 31, 2010 Options Issued For Services Transaction One [Member]	Jun. 30, 2009 Options Issued For Services Transaction One [Member]	Feb. 28, 2009 Options Issued For Services Transaction One [Member]	Jan. 31, 2009 Options Issued For Services Transaction One [Member]	Nov. 30, 2008 Options Issued For Services Transaction One [Member]	Aug. 31, 2008 Options Issued For Services Transaction One [Member]	Jul. 31, 2008 Options Issued For Services Transaction One [Member]	Jan. 31, 2008 Options Issued For Services Transaction One [Member]	Nov. 30, 2007 Options Issued For Services Transaction One [Member]	Feb. 28, 2006 Options Issued For Services Transaction One [Member]	May 31, 2013 Options Issued For Services Transaction Two [Member]	Nov. 30, 2012 Options Issued For Services Transaction Two [Member]	Aug. 31, 2012 Options Issued For Services Transaction Two [Member]	Feb. 28, 2006 Options Issued For Services Transaction Two [Member]	Nov. 30, 2012 Options Issued For Services Transaction Three [Member]	Nov. 30, 2012 Options Issued For Services Transaction Four [Member]	Nov. 30, 2012 Options Issued For Services Transaction Five [Member]	Nov. 30, 2012 Options Issued For Services Transaction Six [Member]	Nov. 30, 2012 Options Issued For Services Transaction Seven [Member]
Equity Issuance [Line Items]
Equity issuance, amount per share							$ 0.75	$ 1.80	$ 0.75	$ 0.58	$ 0.70	$ 0.49	$ 1.45	$ 1.55	$ 0.90	$ 2.79	$ 0.12	$ 0.16	$ 2.92	$ 0.34	$ 0.25	$ 0.35	$ 1.45	$ 1.04	$ 1.45	$ 1.20	$ 0.93	$ 1.25	$ 0.34	$ 0.58	$ 0.72	$ 0.68	$ 0.65	$ 0.90	$ 1.25	$ 1.25	$ 0.90	$ 1.00	$ 0.34	$ 0.25	$ 1.00	$ 1.00	$ 0.60	$ 0.50	$ 0.50	$ 0.60	$ 0.50	$ 0.85	$ 1.08	$ 1.11	$ 1.64	$ 1.15	$ 1.07	$ 1.67	$ 1.36	$ 2.87	$ 1.35	$ 1.97	$ 2.59	$ 2.60	$ 1.55	$ 2.64	$ 1.19	$ 2.23	$ 1.08	$ 1.80	$ 1.06	$ 1.88	$ 1.06	$ 1.92	$ 1.04	$ 1.60	$ 1.03	$ 1.93	$ 1.00	$ 1.70	$ 1.35	$ 1.28	$ 1.28	$ 1.18	$ 1.08	$ 1.09	$ 1.04	$ 1.10	$ 1.00	$ 1.07	$ 1.013	$ 1.08	$ 1.027	$ 1.197	$ 1.037	$ 1.58	$ 1.1367	$ 1.66	$ 1.2533	$ 1.897	$ 1.34	$ 2.073	$ 1.14	$ 2.19	$ 1.04	$ 1.68	$ 1.00	$ 1.81	$ 0.865	$ 1.53	$ 0.9083	$ 1.667	$ 1.0117	$ 1.51	$ 1.00	$ 1.677	$ 1.00	$ 1.13	$ 1.1267	$ 1.107	$ 1.10	$ 1.063	$ 1.02	$ 1.02	$ 1.00	$ 0.50	$ 0.49	$ 0.78	$ 0.97	$ 1.69	$ 1.05	$ 0.98	$ 1.05	$ 1.86	$ 1.83	$ 0.85	$ 1.63	$ 0.55	$ 0.61	$ 0.56	$ 0.69	$ 0.63	$ 0.53	$ 1.45	$ 1.13	$ 0.78	$ 0.63	$ 0.83	$ 1.55	$ 1.55	$ 1.45																$ 0.33	$ 0.25	$ 0.71	$ 0.96	$ 1.08	$ 0.27	$ 0.74	$ 0.73	$ 1.23	$ 1.37	$ 0.82	$ 0.53	$ 0.82	$ 0.97	$ 1.14	$ 1.31	$ 0.85	$ 0.38	$ 0.53	$ 0.50	$ 1.36	$ 1.48	$ 0.60	$ 0.60	$ 1.01	$ 0.81	$ 0.25	$ 0.75	$ 1.09	$ 0.24	$ 0.29	$ 0.26	$ 0.30	$ 0.28
Conversion of notes payable, price per share					$ 0.16	$ 0.16
Exercise of warrants, price per share																																																																																																																																																				1.25	1.25	0.25	0.25	0.25	0.25	0.345	0.25	0.345	0.001	0.50	0.25	0.50	1.00	1.00
Exercise of options, price per share	$ 0.45	$ 1.01	$ 0.65	$ 0.25